Segment Information - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Dec. 31, 2015 JPY (¥) Segment	Dec. 31, 2014 JPY (¥)	Dec. 31, 2013 JPY (¥)
Revenue, Major Customer [Line Items]
Operating business segments | Segment	3
Minimum sales as a percentage of net consolidated sales to conduct business in any individual country	10.00%	10.00%	10.00%
Net sales	¥ 3,800,271	¥ 3,727,252	¥ 3,731,380
UNITED STATES
Revenue, Major Customer [Line Items]
Net sales	¥ 1,047,838	¥ 938,411	¥ 960,213